Intangible Assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Balance	$ 7,619
Amortization for the year ended	1,444
Balance	6,175
Amortization schedule
2014	1,443
2015	1,443
2016	1,443
2017	1,443
2018	403
Tradenames
Balance	4,635
Amortization for the year ended	877
Balance	3,758
Amortization schedule
2014	877
2015	877
2016	877
2017	877
2018	250
Software
Balance	2,984
Amortization for the year ended	567
Balance	2,417
Amortization schedule
2014	566
2015	566
2016	566
2017	566
2018	$ 153